Parent Company Information - Summary of Condensed Statements Of Comprehensive Income (Details) - Parent Company - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income
Dividends from subsidiaries	₩ 1,617,949	₩ 1,573,411	₩ 926,934
Interest from subsidiaries	7,566	3,519	3,618
Other income	31,284	22,749	22,709
Total income	1,656,799	1,599,679	953,261
Expense
Interest expense	120,469	132,437	126,065
Non-interest expense	99,745	87,876	80,355
Total expense	220,214	220,313	206,420
Profit before income tax expense	1,436,585	1,379,366	746,841
Income tax benefit (expense)	2,281	49	(854)
Profit for the year	1,438,866	1,379,415	745,987
Other comprehensive loss for the year, net of tax	(298)	(368)	(520)
Total comprehensive income for the year	₩ 1,438,568	₩ 1,379,047	₩ 745,467